Balances and Transactions with Related Parties	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 8:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Balances with related parties:

	June 30,	December 31,
	2018	2017
	Unaudited
Trade receivables:
Taldor	$21	$23

Trade payables:
Shagrir	$(209)	$(193)
Taldor	$(20)	$(21)

Other accounts payable and accrued expenses:
DBSI (see note 5e)	$(53)	$(53)

b.	Transactions with related parties:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2018	2017	2018	2017	2017
	Unaudited
Management fees to DBSI (see Note 5e)	$90	$90	$45	$45	$180

Sales to related parties	45	39	23	13	254

Purchases from related parties	441	504	212	247	682

c.	Long term loan related parties:

The Company has granted a long term loan to its related party Shagrir Systems Vehicle Services Ltd. The loan bears no interest and will not be paid before December 31, 2020. As of June 30, 2018 the loan balance is $949.